Notes to Cash Flows - Parent (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Summary of Changes in Liabilities Arising from Financing Activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the Consolidated Statement of Changes in Equity.

												Group
						2021						2020
	Balance sheet line item						Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Dividends paid	Total(1)
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	43,679	2,556	2,241	100	—	48,576	50,171	3,528	2,241	138	—	56,078
Proceeds from issue of debt securities	2,847	—	—	—	—	2,847	5,586	—	—	—	—	5,586
Repayment of debt securities	(13,724)	—	—	—	—	(13,724)	(12,348)	—	—	—	—	(12,348)
Repayment of subordinated liabilities	—	(4)	—	—	—	(4)	—	(939)	—	—	—	(939)
Issue of other equity instruments	—	—	450	—	—	450	—	—	—	—	—	—
Repurchase of other equity instruments	—	—	(500)	—	—	(500)	—	—	—	—	—	—
Payment of lease liability	—	—	—	(25)	—	(25)	—	—	—	(46)	—	(46)
Dividends paid	—	—	—	—	(1,506)	(1,506)	—	—	—	—	(282)	(282)
Liability-related other changes	(473)	(4)	—	59	—	(418)	(243)	(10)	—	8	—	(245)
Non-cash changes:				—						—
– Unrealised foreign exchange	(930)	14	—	—	—	(916)	359	(6)	—	—	—	353
– Other changes	181	(334)	—	—	1,506	1,353	154	(17)	—	—	282	419
At 31 December	31,580	2,228	2,191	134	—	36,133	43,679	2,556	2,241	100	—	48,576

(1) Restated for 2020 to include changes in liabilities arising from financing activities relating to lease liabilities.

Santander UK Group Holdings plc
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Summary of Changes in Liabilities Arising from Financing Activities
In addition to the changes in equity arising from financing activities, as set out in the Company Statement of Changes in Equity, the table below shows the changes in liabilities arising from financing activities.

	2021					2020
	Balance sheet line item					Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total	Debt securities in issue	Subordinated liabilities	Other equity instruments	Dividends paid	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	9,379	830	2,241	—	12,450	8,957	1,142	2,241	—	12,340
Proceeds from issue of debt securities	2,788	—	—	—	2,788	1,409	—	—	—	1,409
Repayment of debt securities	(1,814)	—	—	—	(1,814)	(969)	—	—	—	(969)
Repayment of subordinated liabilities	—	—	—	—	—	—	(281)	—	—	(281)
Issue of other equity instruments	—	—	450	—	450	—	—	—	—	—
Repurchase of other equity instruments	—	—	(500)	—	(500)	—	—	—	—	—
Dividends paid	—	—	—	(1,489)	(1,489)	—	—	—	(250)	(250)
Liability-related other changes	(28)	—	—	—	(28)	(3)	—	—	—	(3)
Non-cash changes:
– Unrealised foreign exchange	(124)	8	—	—	(116)	(17)	(28)	—	—	(45)
– Other changes	9	—	—	1,489	1,498	2	(3)	—	250	249
At 31 December	10,210	838	2,191	—	13,239	9,379	830	2,241	—	12,450